Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
L3Harris Technologies Inc.	714,144	$149,420,349
Lockheed Martin Corp.	488,149	185,769,983
Northrop Grumman Corp.	72,231	25,601,556

		360,791,888

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	2,235,343	217,007,099
Expeditors International of Washington Inc.	170,420	18,722,341

		235,729,440

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	357,948	27,304,273
Coca-Cola Co. (The)	1,161,515	62,698,580
PepsiCo Inc.	2,691,485	388,004,478

		478,007,331

Biotechnology — 5.4%
Amgen Inc.	424,386	101,699,861
Biogen Inc.(a)	117,884	31,513,930
BioMarin Pharmaceutical Inc.(a)	803,098	62,577,396
Gilead Sciences Inc.	6,090,764	386,580,791
Incyte Corp.(a)	1,362,228	116,307,027
Ionis Pharmaceuticals Inc.(a)(b)	713,785	30,564,274
Neurocrine Biosciences Inc.(a)(b)	446,330	42,173,722
Regeneron Pharmaceuticals Inc.(a)(b)	706,468	340,023,048
Seagen Inc.(a)	309,559	44,502,202
Vertex Pharmaceuticals Inc.(a)	1,838,977	401,264,781

		1,557,207,032

Building Products — 0.1%
Carrier Global Corp.	665,336	28,995,343

Capital Markets — 1.7%
Cboe Global Markets Inc.	799,371	83,430,351
CME Group Inc.	934,733	188,806,719
Intercontinental Exchange Inc.	1,593,951	187,623,972
MarketAxess Holdings Inc.	47,313	23,110,508

		482,971,550

Chemicals — 1.1%
Air Products & Chemicals Inc.	324,472	93,603,683
Ecolab Inc.	874,718	196,041,798
Linde PLC	74,455	21,282,217

		310,927,698

Commercial Services & Supplies — 4.4%
Republic Services Inc.	3,696,301	392,916,796
Rollins Inc.	1,065,446	39,719,827
Waste Connections Inc.	3,101,256	369,390,602
Waste Management Inc.	3,300,897	455,424,759

		1,257,451,984

Communications Equipment — 1.9%
Arista Networks Inc.(a)(b)	117,134	36,917,123
Cisco Systems Inc.	4,204,396	214,045,800
Juniper Networks Inc.	1,112,755	28,252,850
Motorola Solutions Inc.	1,397,958	263,235,491

		542,451,264

Containers & Packaging — 0.3%
Amcor PLC	4,986,128	58,587,004
Ball Corp.	297,018	27,812,766

		86,399,770

Security	Shares	Value

Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)(b)	716,615	$197,033,294

Diversified Telecommunication Services — 2.1%
AT&T Inc.	7,493,997	235,386,446
Verizon Communications Inc.	6,595,703	381,165,676

		616,552,122

Electric Utilities — 5.4%
Alliant Energy Corp.	549,452	30,862,719
American Electric Power Co. Inc.	1,396,974	123,925,564
Duke Energy Corp.	2,913,388	293,349,038
Evergy Inc.	315,619	20,190,147
Eversource Energy	828,973	71,474,052
NextEra Energy Inc.	5,249,414	406,882,079
Southern Co. (The)	4,522,617	299,261,567
Xcel Energy Inc.	4,121,664	293,874,643

		1,539,819,809

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	2,935,738	197,692,597
Keysight Technologies Inc.(a)	1,712,659	247,222,326
TE Connectivity Ltd.	222,810	29,961,261

		474,876,184

Entertainment — 3.4%
Activision Blizzard Inc.	2,540,593	231,676,676
Electronic Arts Inc.	1,854,481	263,484,660
Netflix Inc.(a)	35,328	18,139,868
Take-Two Interactive Software Inc.(a)	1,184,844	207,797,941
Walt Disney Co. (The)(a)	1,392,792	259,087,168

		980,186,313

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	883,275	225,031,972
Crown Castle International Corp.	1,013,079	191,532,716
Equinix Inc.	28,049	20,216,597
Equity Residential	1,946,158	144,463,308
Extra Space Storage Inc.	790,206	117,495,730
Public Storage	1,074,407	302,080,272
SBA Communications Corp.	126,598	37,943,953

		1,038,764,548

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	57,674	21,459,919
Kroger Co. (The)	8,729,454	318,974,249
Walmart Inc.	1,989,517	278,353,323

		618,787,491

Food Products — 4.0%
Campbell Soup Co.	1,072,928	51,232,312
General Mills Inc.	907,822	55,250,047
Hershey Co. (The)	2,115,021	347,497,950
Hormel Foods Corp.	4,894,570	226,129,134
JM Smucker Co. (The)	589,965	77,279,515
Kellogg Co.	1,932,768	120,643,379
McCormick & Co. Inc./MD, NVS	1,461,630	132,072,887
Mondelez International Inc., Class A	2,390,472	145,364,602

		1,155,469,826

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	763,050	91,627,044
Baxter International Inc.	1,936,063	165,901,239
Becton Dickinson and Co.	325,130	80,895,595
Cooper Companies Inc. (The)	232,028	95,337,985
Danaher Corp.	1,271,909	322,988,572

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	419,681	$28,332,664
Masimo Corp.(a)	329,736	76,719,675
Medtronic PLC	2,748,276	359,804,294
Stryker Corp.	738,626	193,985,346
Zimmer Biomet Holdings Inc.	101,900	18,052,604

		1,433,645,018

Health Care Providers & Services — 1.8%
Anthem Inc.	403,853	153,217,790
Henry Schein Inc.(a)	207,190	15,021,275
Humana Inc.	256,538	114,220,979
Quest Diagnostics Inc.	147,702	19,478,940
UnitedHealth Group Inc.	564,615	225,168,462

		527,107,446

Health Care Technology — 0.2%
Cerner Corp.	199,784	14,993,789
Teladoc Health Inc.(a)(b)	139,840	24,101,424
Veeva Systems Inc., Class A(a)	83,585	23,608,583

		62,703,796

Hotels, Restaurants & Leisure — 2.5%
Domino’s Pizza Inc.	153,011	64,622,666
McDonald’s Corp.	1,846,027	435,810,054
Starbucks Corp.	1,933,123	221,323,252

		721,755,972

Household Durables — 0.3%
Garmin Ltd.	683,387	93,788,032

Household Products — 2.6%
Church & Dwight Co. Inc.	1,235,177	105,904,076
Clorox Co. (The)	707,526	129,123,495
Colgate-Palmolive Co.	1,261,579	101,809,425
Kimberly-Clark Corp.	625,447	83,384,594
Procter & Gamble Co. (The)	2,489,279	332,119,604

		752,341,194

Industrial Conglomerates — 0.4%
Honeywell International Inc.	518,653	115,680,365

Insurance — 6.9%
Allstate Corp. (The)	1,660,340	210,531,112
Aon PLC, Class A	1,001,849	251,904,912
Arthur J Gallagher & Co.	1,549,941	224,663,948
Brown & Brown Inc.	2,697,573	143,456,932
Chubb Ltd.	560,667	96,204,850
Erie Indemnity Co., Class A, NVS	111,391	23,839,902
Everest Re Group Ltd.	566,534	156,901,591
Markel Corp.(a)	102,309	120,358,354
Marsh & McLennan Companies Inc.	1,739,890	236,103,073
Progressive Corp. (The)	1,397,001	140,733,881
RenaissanceRe Holdings Ltd.	788,791	133,155,809
Travelers Companies Inc. (The)	1,061,430	164,160,764
Willis Towers Watson PLC	323,438	83,725,161

		1,985,740,289

Interactive Media & Services — 0.2%
Alphabet Inc., Class C, NVS(a)	22,790	54,926,635

Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc.(a)	11,579	40,149,256
eBay Inc.	403,618	22,517,848

		62,667,104

Security	Shares	Value

IT Services — 12.1%
Accenture PLC, Class A	1,552,448	$450,163,347
Akamai Technologies Inc.(a)(b)	1,541,705	167,583,333
Automatic Data Processing Inc.	914,379	170,979,729
Black Knight Inc.(a)	2,603,412	188,539,097
Broadridge Financial Solutions Inc.	691,465	109,687,093
Cognizant Technology Solutions Corp., Class A	1,696,299	136,382,440
Fidelity National Information Services Inc.	1,965,462	300,519,140
Fiserv Inc.(a)	1,963,578	235,864,989
FleetCor Technologies Inc.(a)	235,101	67,643,260
International Business Machines Corp.	704,129	99,901,822
Jack Henry & Associates Inc.	1,270,675	206,904,010
Mastercard Inc., Class A	747,634	285,641,046
Paychex Inc.	3,389,144	330,407,649
VeriSign Inc.(a)	463,948	101,497,904
Visa Inc., Class A	1,872,334	437,302,329
Western Union Co. (The)	6,814,246	175,534,977

		3,464,552,165

Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories Inc., Class A(a)	160,312	101,017,401

Machinery — 0.1%
Otis Worldwide Corp.	225,776	17,581,177

Media — 2.0%
Charter Communications Inc., Class A(a)(b)	164,459	110,754,914
Comcast Corp., Class A	3,183,743	178,767,169
Fox Corp., Class B	532,936	19,388,212
Liberty Broadband Corp., Class C, NVS(a)	888,882	144,638,879
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	461,649	20,861,918
Omnicom Group Inc.	706,298	58,100,073
Sirius XM Holdings Inc.(b)	4,881,136	29,774,930

		562,286,095

Metals & Mining — 1.4%
Newmont Corp.	6,462,935	403,351,773

Multi-Utilities — 2.1%
CMS Energy Corp.	981,020	63,167,878
Consolidated Edison Inc.	3,288,518	254,564,178
Dominion Energy Inc.	1,373,132	109,713,247
WEC Energy Group Inc.	1,922,562	186,815,350

		614,260,653

Multiline Retail — 1.3%
Dollar General Corp.	896,700	192,566,325
Dollar Tree Inc.(a)(b)	792,775	91,089,848
Target Corp.	426,944	88,488,413

		372,144,586

Oil, Gas & Consumable Fuels — 0.2%
Cabot Oil & Gas Corp.	1,028,968	17,152,897
Cheniere Energy Inc.(a)	694,139	53,809,655

		70,962,552

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	1,442,457	90,038,166
Eli Lilly & Co.	2,102,681	384,307,006
Johnson & Johnson	2,699,649	439,313,882
Merck & Co. Inc.	4,957,664	369,345,968
Pfizer Inc.	6,248,260	241,495,249
Viatris Inc.(a)	825,176	10,974,841
Zoetis Inc.	673,360	116,511,481

		1,651,986,593

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	970,155	$80,474,357
Verisk Analytics Inc.	520,903	98,033,945

		178,508,302

Road & Rail — 0.2%
AMERCO	113,167	67,518,827

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc.	180,000	82,116,000
Intel Corp.	565,253	32,519,005
Texas Instruments Inc.	495,817	89,499,927

		204,134,932

Software — 6.7%
Adobe Inc.(a)	732,056	372,133,347
Citrix Systems Inc.	1,945,678	240,972,220
Intuit Inc.	172,089	70,928,202
Microsoft Corp.	1,860,626	469,212,665
NortonLifeLock Inc.	2,058,356	44,481,073
Oracle Corp.	4,251,219	322,199,888
Palo Alto Networks Inc.(a)(b)	177,824	62,841,223
Tyler Technologies Inc.(a)(b)	657,440	279,319,959
Zoom Video Communications Inc., Class A(a)	194,553	62,173,302

		1,924,261,879

Specialty Retail — 1.9%
AutoZone Inc.(a)(b)	109,212	159,899,474
Home Depot Inc. (The)	826,623	267,553,066
O’Reilly Automotive Inc.(a)	194,708	107,650,159
TJX Companies Inc. (The)	214,608	15,237,168

		550,339,867

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	533,206	70,095,261
Dell Technologies Inc., Class C(a)	266,475	26,202,487

		96,297,748

Textiles, Apparel & Luxury Goods — 0.4%
Nike Inc., Class B	861,549	114,258,628

Security	Shares	Value

Tobacco — 0.2%
Altria Group Inc.	380,042	$18,147,006
Philip Morris International Inc.	431,569	40,999,055

		59,146,061

Water Utilities — 0.1%
American Water Works Co. Inc.	129,872	20,258,733

Wireless Telecommunication Services — 1.4%
T-Mobile U.S. Inc.(a)	3,111,863	411,170,458

Total Common Stocks — 99.7% (Cost: $23,644,292,233)		28,656,817,168

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	125,324,894	125,387,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	75,640,000	75,640,000

		201,027,557

Total Short-Term Investments — 0.7% (Cost: $200,920,487)		201,027,557

Total Investments in Securities — 100.4% (Cost: $23,845,212,720)		28,857,844,725

Other Assets, Less Liabilities — (0.4)%		(103,198,166)

Net Assets — 100.0%		$28,754,646,559

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$395,047,833	$—		$(269,474,874	)(a)	$8,952	$(194,354)	$125,387,557	125,324,894	$531,870	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,280,000	20,360,000	(a)	—		—	—	75,640,000	75,640,000	33,638		—

						$8,952	$(194,354)	$201,027,557		$565,508		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Min Vol Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	237	06/18/21	$9,148	$731,795
S&P 500 E-Mini Index	404	06/18/21	84,323	4,272,069

				$5,003,864

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,656,817,168	$—	$—	$28,656,817,168
Money Market Funds	201,027,557	—	—	201,027,557

	$28,857,844,725	$—	$—	$28,857,844,725

Derivative financial instruments(a)
Assets
Futures Contracts	$5,003,864	$—	$—	$5,003,864

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

4